Others Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income [line items]
Dividend income	$ 60	$ 37
Interest income	407	147
Proceeds relative to the Mercator Minerals bankruptcy	1,022
Gain on fair value adjustment of convertible note receivable	215
Loss on fair value adjustment of share purchase warrants held	(6)
Fees for contract amendments and reconciliations	9,424
Other	14	13
Total other income	13,819	$ 197
Primero Mining Corp [member]
Disclosure of other operating income [line items]
Guarantee fees - Primero Revolving Credit Facility	$ 2,683